Document and Entity Information	May 31, 2022
Cover [Abstract]
Entity Registrant Name	GORMAN RUPP CO
Amendment Flag	true
Entity Central Index Key	0000042682
Document Type	8-K/A
Document Period End Date	May 31, 2022
Entity Incorporation State Country Code	OH
Entity File Number	1-6747
Entity Tax Identification Number	34-0253990
Entity Address, Address Line One	600 South Airport Road
Entity Address, City or Town	Mansfield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44903
City Area Code	(419)
Local Phone Number	755-1011
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	GRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (“Form 8-K/A”) amends the Initial Form 8-K, to include the non-statutory carve-out audited and unaudited historical financial statements of the Acquired Business required by Item 9.01(a) of Form 8-K and the unaudited pro forma financial statements required by Item 9.01(b) of Form 8-K. Such information should be read in conjunction with the Initial Form 8-K. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and the Acquired Business would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve. Except as described above, all other information in the Initial Form 8-K, remains unchanged.